Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2019	¥ 2,640	¥ 3,913,656		¥ 1,215,208	¥ (71,445)	¥ 56,393,640	¥ 1,139,156	¥ 62,592,855
Balance (in shares) at Dec. 31, 2019 | shares	3,228,531,000
Vesting of restricted share units	¥ 15	(827,722)	¥ 827,707
Vesting of restricted share units (in shares) | shares	20,578,000		8,582,000
Issuance of shares in Hong Kong, net of issuance costs	¥ 139	21,883,804						21,883,943
Issuance of shares in Hong Kong, net of issuance costs (in shares) | shares	197,202,000
Share-based compensation		2,543,435					71,943	2,615,378
Appropriation to statutory reserves				13,240		(13,240)
Net income/(loss) attributable to the Company and noncontrolling interest shareholders						12,849,783	(519,548)	12,330,235
Repurchase of shares			¥ (11,273,814)					(11,273,814)
Repurchase of shares (in shares) | shares			(105,558,000)
Repurchase of noncontrolling interest and redeemable noncontrolling interests		(18,852)				(204,705)	(2,496)	(226,053)
Change of capital from noncontrolling interest shareholders		335,110					214,203	549,313
Dividends to shareholders						(4,280,465)		(4,280,465)
Foreign currency translation adjustment					(579,012)		(19,096)	(598,108)
Accretion of redeemable noncontrolling interests						(582,324)	(13,156)	(595,480)
Balance at Dec. 31, 2020	¥ 2,794	27,829,431	¥ (10,446,107)	1,228,448	(650,457)	64,162,689	871,006	82,997,804
Balance (in shares) at Dec. 31, 2020 | shares	3,446,311,000
Balance (in shares) at Dec. 31, 2020 | shares			(96,976,000)
Vesting of restricted share units		(2,714,220)	¥ 2,714,220
Vesting of restricted share units (in shares) | shares			25,335,000
Share-based compensation		2,354,851					601,183	2,956,034
Appropriation to statutory reserves				16,677		(16,677)
Net income/(loss) attributable to the Company, noncontrolling and redeemable noncontrolling interest shareholders						17,393,823	(389,857)	17,003,966
Repurchase of shares			¥ (12,770,301)					(12,770,301)
Repurchase of shares (in shares) | shares			(100,835,000)
Repurchase of noncontrolling interest and redeemable noncontrolling interests		(53,743)					1,514	(52,229)
Change of capital from noncontrolling interest shareholders		1,694,471					1,142,239	2,836,710
Conversion of Cloud Music's preferred shares recognized as redeemable noncontrolling interests to ordinary shares		8,805,149					2,473,352	11,278,501
Dividends to shareholders						(3,508,379)		(3,508,379)
Dividends to noncontrolling interest shareholders							(731,250)	(731,250)
Foreign currency translation adjustment					(177,608)		(5,582)	(183,190)
Accretion of redeemable noncontrolling interests						(536,981)	(12,047)	(549,028)
Balance at Dec. 31, 2021	¥ 2,794	37,915,939	¥ (20,502,188)	1,245,125	(828,065)	77,494,475	3,950,558	¥ 99,278,638
Balance (in shares) at Dec. 31, 2021 | shares	3,446,311,000							3,273,835,376	3,273,835,376
Balance (in shares) at Dec. 31, 2021 | shares			(172,476,000)
Vesting of restricted share units		(2,569,917)	¥ 2,569,917
Vesting of restricted share units (in shares) | shares	518,000		22,632,000
Share-based compensation		2,763,611					277,999	¥ 3,041,610
Appropriation to statutory reserves				33,541		(33,541)
Net income/(loss) attributable to the Company, noncontrolling and redeemable noncontrolling interest shareholders						20,340,578	(483,268)	19,857,310
Repurchase of shares			¥ (8,006,226)					(8,006,226)
Repurchase of shares (in shares) | shares			(73,361,000)
Cancellation of repurchased shares	¥ (84)	(15,027,659)	¥ 15,027,743
Cancellation of repurchased shares (in shares) | shares	(125,553,000)		125,553,000
Repurchase of noncontrolling interest and redeemable noncontrolling interests		(273,319)					(35,259)	(308,578)
Change of capital from noncontrolling interest shareholders		45,579					116,374	161,953
Dividends to shareholders						(6,723,859)		(6,723,859)
Foreign currency translation adjustment					1,259,851		181,563	1,441,414
Accretion of redeemable noncontrolling interests						(2,978)	(2,244)	(5,222)
Balance at Dec. 31, 2022	¥ 2,710	¥ 22,854,234	¥ (10,910,754)	¥ 1,278,666	¥ 431,786	¥ 91,074,675	¥ 4,005,723	¥ 108,737,040	$ 15,765,389
Balance (in shares) at Dec. 31, 2022 | shares	3,321,276,000							3,223,623,596	3,223,623,596
Balance (in shares) at Dec. 31, 2022 | shares			(97,652,000)